UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001

               (Please read instructions before preparing form.)

If amended report check here: |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue, 31 fl, NY, NY    10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

David A. Katz    212-486-2004               President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


---------------------------------ATTENTION--------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 13 day of Nov, 2000.

                                               MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                             /s/ David Katz
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                 March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Title                                                                        Voting Authority
                                  of       CUSIP       Value    Shares/ Sh/  Put/  Invstmt    Other     ----------------------------
Name of Issuer                   Class    Number     (x$1000)   Prn Amt Prn  Call  Dscretn   Managers      Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------

3 Com Corp.                       COM   885535104       3886      818191 SH         Sole                  115100            703091
AES Corporation                   COM   00130h105        213        4944 SH         Sole                                      4944
AFLAC, Inc.                       COM   001055102       1259       39975 SH         Sole                    1675             38300
AOL Time Warner                   COM   00184a105        576       10870 SH         Sole                                     10870
AT&T                              COM   001957109        279    12673.62 SH         Sole                                  12673.62
AT&T Corp. - Liberty Media - A    COM   001957208        380       21726 SH         Sole                                     21726
Abbott Laboratories               COM   002824100      10481      218362 SH         Sole                   31700            186662
Adaptec Inc.                      COM   00651F108       8120      816895 SH         Sole                  118100            698795
Allstate Corporation              COM   020002101       4019       91362 SH         Sole                    3800             87562
American Express Co.              COM   025816109       7445      191879 SH         Sole                    6150            185729
American General Corp.            COM   026351106       2531   54493.346 SH         Sole                    2200         52293.346
American Home Products, Inc.      COM   026609107       6704  114118.049 SH         Sole                    9175         104943.05
American International Group I    COM   026874107      22225      261442 SH         Sole                   10750            250692
American Power Conversion         COM   029066107       8913      565900 SH         Sole                   90200            475700
Ametek, Inc.                      COM   031100100        205        6700 SH         Sole                                      6700
Amgen                             COM   031162100        286        4720 SH         Sole                                      4720
Arrow Electronics                 COM   042735100       4850      199664 SH         Sole                   24700            174964
BP PLC - ADR                      COM   055622104        349    6995.557 SH         Sole                                  6995.557
Bank One Corporation              COM   06423a103       4490      125406 SH         Sole                    5200            120206
Bank of America Corp.             COM   060505104      23295      388064 SH         Sole                   38875            349189
Bank of New York                  COM   064057102       2584       53843 SH         Sole                    2250             51593
Bausch & Lomb                     COM   071707103       4687      129342 SH         Sole                   18250            111092
Bear Stearns Companies            COM   073902108        761       12907 SH         Sole                     550             12357
Bellsouth Corp.                   COM   079860102        245        6094 SH         Sole                                      6094
Belvedere Resources, Ltd.         COM   080903107          2       10000 SH         Sole                                     10000
Berkshire Hathaway - Class B      COM   084670207       1801         783 SH         Sole                      30               753
Biomet                            COM   090613100        505       10500 SH         Sole                                     10500
Boston Scientific                 COM   101137107      12216      718616 SH         Sole                  106150            612466
Bristol-Myers                     COM   110122108       2186   41806.261 SH         Sole                    2200         39606.261
Capital One Finance Corp.         COM   14040h105        652       10835 SH         Sole                     450             10385
CenturyTel Inc.                   COM   156700106      11022      363778 SH         Sole                   53400            310378
Charles Schwab Corp.              COM   808513105       1110       70475 SH         Sole                    2950             67525
Chubb Corp.                       COM   171232101       2119       27368 SH         Sole                     875             26493
Cisco Systems Inc                 COM   17275R102        263       14466 SH         Sole                                     14466
Citigroup                         COM   172967101      31144  589404.004 SH         Sole                   23375            566029
Claire's Stores                   COM   179584107       7093      366350 SH         Sole                   58300            308050
Coca Cola                         COM   191216100       1293       28739 SH         Sole                                     28739
Colgate Palmolive Co              COM   194162103        233    3942.274 SH         Sole                                  3942.274
Comerica Bank                     COM   200340107      13569   235577.82 SH         Sole                   30250         205327.82
Compaq Computer                   COM   204493100      11031      720063 SH         Sole                   86400            633663
Computer Sciences Corp.           COM   205363104       4453      128710 SH         Sole                   21750            106960
Countrywide Credit Inds. Inc.     COM   222372104        630       13725 SH         Sole                     500             13225
Dow Chemical                      COM   260543103        347       10428 SH         Sole                                     10428
E-Kong Group Ltd.                 COM   G2952Q109         12      250000 SH         Sole                                    250000
Electronic Data Systems           COM   285661104       9895      158327 SH         Sole                   20500            137827
Equifax Inc.                      COM   294429105       7938      216417 SH         Sole                   38400            178017
Exxon Mobil Corporation           COM   30231g102       1907   21835.194 SH         Sole                                 21835.194
FedEx Corp                        COM   31428X106       2951       73405 SH         Sole                   13800             59605
Federal Natl. Mortgage Assn.      COM   313586109      11701      137605 SH         Sole                    5400            132205
Fifth Third Bancorp               COM   316773100       2056       34240 SH         Sole                    1450             32790
First Data Corp.                  COM   319963104      10268      159560 SH         Sole                   22300            137260
First Union Corp.                 COM   337358105       3972      113683 SH         Sole                    4650            109033
Fleet Boston Financial Corp       COM   339030108      11569  293252.109 SH         Sole                   34875         258377.11
Franklin Resources Inc.           COM   354613101       1499       32753 SH         Sole                    1350             31403
Freddie Mac                       COM   313400301      14363      211066 SH         Sole                   23075            187991
GATX Corp                         COM   361448103        322        8035 SH         Sole                                      8035
Gap Inc.                          COM   364760108       3962  136628.208 SH         Sole                   35450         101178.21
Gartner Inc. - A                  COM   366651107       4076      370575 SH         Sole                   41000            329575
Gartner Inc. - B                  COM   366651206       4261      463159 SH         Sole                   68000            395159
General Electric Co.              COM   369604103       3986   81772.256 SH         Sole                                 81772.256
Global Crossing Ltd.              COM   G3921A100       1179      136486 SH         Sole                    3350            133136
Goldman Sachs Group, Inc.         COM   38141G104       1890       22025 SH         Sole                     900             21125
H.J. Heinz Company                COM   423074103       9352      228710 SH         Sole                   38200            190510
Hartford Financial Services Gr    COM   416515104       2046       29915 SH         Sole                    1225             28690
Hewlett-Packard Inc.              COM   428236103      11007      384860 SH         Sole                   49600            335260
Honeywell International           COM   438516106        231        6600 SH         Sole                                      6600
Household International           COM   441815107       3712       55649 SH         Sole                    2300             53349
Intel Corporation                 COM   458140100        812   27748.394 SH         Sole                                 27748.394
International Business Machine    COM   459200101        564        4995 SH         Sole                                      4995
J. P. Morgan Chase & Co.          COM   46625H100      14639      328221 SH         Sole                   23400            304821
Jefferson-Pilot Corp.             COM   475070108        974       20148 SH         Sole                     900             19248
John Hancock Financial Service    COM   41014s106        928       23049 SH         Sole                     950             22099
Johnson & Johnson                 COM   478160104       5513  110251.718 SH         Sole                   22300         87951.718
KeyCorp                           COM   493267108       1397       53625 SH         Sole                    2200             51425
Leggett & Platt Inc.              COM   524660107       5773      262060 SH         Sole                   48800            213260
Lehman Brothers                   COM   524908100       2303       29815 SH         Sole                    1250             28565
Lincoln National Corp.            COM   534187109       1115       21547 SH         Sole                     900             20647
Lucent Technologies               COM   549463107       4013      646207 SH         Sole                   62000            584207
M&T Bank                          COM   55261F104        378        5000 SH         Sole                                      5000
MBIA Inc.                         COM   55262C100       4191       75267 SH         Sole                   14662             60605
MBNA Corp.                        COM   55262L100       3092       93685 SH         Sole                    3900             89785
MGIC Investment Corp.             COM   552848103        646        8900 SH         Sole                     400              8500
Manpower Inc.                     COM   56418H100       9430      315375 SH         Sole                   48800            266575
Marsh & McLennan Cos Inc          COM   571748102       2338       23150 SH         Sole                     900             22250
Maxcor Financial Group            COM   57772G100         57       20000 SH         Sole                                     20000
Mellon Financial Corp.            COM   58551a108       2962       66100 SH         Sole                    2750             63350
Merck & Co., Inc.                 COM   589331107       3098   48472.533 SH         Sole                                 48472.533
Merrill Lynch & Co.               COM   590188108       4923       83085 SH         Sole                    3500             79585
MetLife Inc.                      COM   59156r108       2699       87112 SH         Sole                    3650             83462
Microsoft Corporation             COM   594918104        857       11746 SH         Sole                                     11746
Morgan Stanley Dean Witter & C    COM   617446448      16328      254213 SH         Sole                   28500            225713
Motorola Inc                      COM   620076109       8452      510372 SH         Sole                   58900            451472
National City Corp                COM   635405103       2019       65598 SH         Sole                    2700             62898
Northern Trust Corp.              COM   665859104        740       11845 SH         Sole                     500             11345
Novellus Systems                  COM   670008101       7248      127622 SH         Sole                   21150            106472
Office Depot Inc.                 COM   676220106       8533      822058 SH         Sole                  123000            699058
Orthodontix Inc.                  COM   68750q101         13       38000 SH         Sole                                     38000
PNC Bank Corp                     COM   693475105       2752       41835 SH         Sole                    1750             40085
Palm Inc.                         COM   696642107        428       70550 SH         Sole                                     70550
Pelican Financial Inc.            COM   705808103         56       15000 SH         Sole                                     15000
Pfizer, Inc.                      COM   717081103        703       17550 SH         Sole                                     17550
Pharmacia Corporation             COM   71713u102       7099      154485 SH         Sole                   20605            133880
Pricesmart                        COM   741511109        350        8050 SH         Sole                                      8050
Procter & Gamble Co               COM   742718109        325        5100 SH         Sole                                      5100
Progressive Corp.                 COM   743315103        461        3410 SH         Sole                     150              3260
Providian Corp.                   COM   74406A102       1978       33415 SH         Sole                    1400             32015
Roxio, Inc.                       COM   780008108       3848      296036 SH         Sole                   41248            254788
SBC Communications Corp.          COM   78387G103        302        7543 SH         Sole                                      7543
Sara Lee Corporation              COM   803111103        348       18400 SH         Sole                                     18400
Schering Plough                   COM   806605101       9755      269181 SH         Sole                   39650            229531
Sensormatic Electronics           COM   817265101       4440      261150 SH         Sole                   46050            215100
Sherwin-Williams Co.              COM   824348106       5919      266620 SH         Sole                   39650            226970
Sky Financial Group Inc.          COM   83080p103        337       17780 SH         Sole                                     17780
Sotheby's Holdings Inc. Class     COM   835898107        326       20200 SH         Sole                                     20200
SouthTrust Corp.                  COM   844730101       1509       58050 SH         Sole                    2400             55650
Sprint Corp. (Fon Group)          COM   852061100      10117      473650 SH         Sole                   64800            408850
St. Paul Co.                      COM   792860108       1605       31655 SH         Sole                    1325             30330
State Street Corp.                COM   857477103       1551   31332.364 SH         Sole                    1300         30032.364
Stilwell Financial Inc.           COM   860831106       1051       31325 SH         Sole                    1300             30025
Sun Microsystems Inc.             COM   866810104        258       16400 SH         Sole                                     16400
Suntrust Banks Inc.               COM   867914103       1916       29578 SH         Sole                    1250             28328
Textron Inc.                      COM   883203101        556       10105 SH         Sole                                     10105
Torchmark Corp.                   COM   891027104        898       22325 SH         Sole                     900             21425
U.S. Bancorp                      COM   902973304       6006      263557 SH         Sole                   10950            252607
Unumprovident Corp.               COM   91529Y106        534       16625 SH         Sole                     700             15925
Verizon Communications            COM   92343v104      11679  218297.009 SH         Sole                   28200         190097.01
Vyrex Corp.                       COM   9.29E+105          9       23000 SH         Sole                                     23000
Wachovia Corp.                    COM   929771103       8000      112440 SH         Sole                   14750             97690
Walt Disney Company               COM   254687106        212        7344 SH         Sole                                      7344
Washington Mutual Inc.            COM   939322103       4335      115454 SH         Sole                    4829            110625
Wells Fargo Company               COM   949746101       8826      190095 SH         Sole                    7600            182495
WorldCom Inc.                     COM   98157d106        147       10384 SH         Sole                                     10384
FEOCII Subscription Agreement           8324009            0      100000 SH         Sole                                    100000
Gulf International Minerals (C          402290100          6       20000 SH         Sole                                     20000
Tyrus Group (Church) Units              8324008            0       42547 SH         Sole                                     42547
Tyrus Group (Clearfield) Units          8324007            0       99277 SH         Sole                                     99277
Tyrus Group Units                       8324002            0      177983 SH         Sole                                    177983
Tyrus Group Units                       8324003            0      100000 SH         Sole                                    100000
Tyrus Group Units                       8324004            0      100000 SH         Sole                                    100000
Tyrus Group Units                       8324005            0       75000 SH         Sole                                     75000
Janus Fund                              471023101        327   11201.448 SH         Sole                                 11201.448
REPORT SUMMARY                          141 DATA      559616             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                        RECORDS